Income Taxes (Details) - Schedule of Net Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 6,735,213	$ 3,678,381
Other current assets	214,120	776,016
Stock-based compensation	833,584	565,018
Operating lease liabilities	172,133	548,732
Financial liabilities	110	173,587
Accounts receivable, net	164,722	121,417
Accrued expenses and other current liabilities	589,247	89,475
Other non-current liabilities	81,465	71,445
Total deferred tax assets	8,790,594	6,024,071
Deferred tax liabilities:
Property, equipment and deposits, net	(2,577,631)	(1,428,847)
Operating lease right of use assets	(255,935)	(687,993)
other current assets	(36,910)
Other	(321,030)	(26,798)
Total deferred tax liabilities:	(3,191,506)	(2,143,638)
Less valuation allowance	(5,599,088)	(3,880,433)	$ (2,735,881)
Net deferred tax assets